ACQUISITIONS (Tables) (Hongcheng Xueyuan [Member])	12 Months Ended
Dec. 31, 2012
Hongcheng Xueyuan [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
		Weighted
		average remaining
	RMB	amortization period

Cash and cash equivalents	1,382
Accounts Receivable	397
Amounts due from related parties	1,319
Prepaid expenses and other current assets	82
Rental deposits	7
Property and equipment	80
Deferred revenue	(1,235)
Amounts due to related parties	(14)
Other taxes payable	(54)

Net tangible assets acquired	1,964
Noncontrolling interests	(144)
Intangible assets:
Partnership with local institutes	2,380	7.2 years
Reacquired right to use trademark	300	2.2 years

Total intangible assets	2,680
Deferred tax liabilities relating to intangible assets acquired	(670)
Goodwill (allocated to the online degree programs segment)	5,100
Re-measured fair value of previous 19% cost method investment	(1,470)

Total	7,460